SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reclassification (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for credit losses			$ 591,000		$ 5,600,000	$ 952,000	$ 522,000
Investment in real estate assets						6,200,000	11,900,000
Real estate development and capital expenditures						17,700,000	7,300,000
General and administrative		$ 3,020,000		$ 5,902,000	15,385,000	13,729,000	14,127,000
Management fees	$ 11,755,000	9,750,000	23,332,000	19,600,000
Transaction-related	27,000	125,000	31,000	250,000	$ 905,000	$ 2,278,000	$ 2,601,000
Expense reimbursements to related parties	$ 3,210,000	3,057,000	$ 5,871,000	5,235,000
Interest expense and other, net		15,520,000		31,276,000
Previously Reported [Member]
General and administrative		4,235,000		7,917,000
Management fees		11,398,000		22,488,000
Transaction-related		330,000		582,000
Expense reimbursements to related parties		0		0
Interest expense and other, net		15,509,000		31,276,000
Revision of Prior Period, Reclassification, Adjustment [Member]
General and administrative		(1,215,000)		(2,015,000)
Management fees		(1,648,000)		(2,888,000)
Transaction-related		(205,000)		(332,000)
Expense reimbursements to related parties		3,057,000		5,235,000
Interest expense and other, net		$ 11,000		$ 0